As filed with the Securities and Exchange Commission on March 16, 2010

File Nos. 2-96141 and 811-4244

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 34

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31

SOUND SHORE FUND, INC.

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, Ohio 43219

(Address of principal executive offices)

Registrant’s Telephone Number, including area code: 617-824-1200

Margaret Bancroft, Esq.

Dechert LLP

1095 Avenue of the Americas, 30th Floor

New York, NY 10036-6797

Copies to:

Christine Sheridan

Citi Fund Services Ohio, Inc.

100 Summer Street, Suite 1500

Boston, Massachusetts 02110

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Sound Shore Fund, Inc.

Explanatory Note

This Post-Effective Amendment No. 34, Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (the “Amendment”) is being filed under Rule 485(b)(1)(iii) and incorporates by reference (i) the Prospectus for the Sound Shore Fund; (ii) the Statements of Additional Information for the aforementioned fund; and (iii) the Part C. This Amendment is being filed for the purposes of delaying the effectiveness of Post-Effective Amendment No. 33, Amendment No. 30 until May 1, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34, Amendment No. 31 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, and State of Connecticut, on this 15th day of March, 2010.

SOUND SHORE FUND, INC.

By:	/S/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 34, AMENDMENT NO. 31 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 15TH DAY OF MARCH, 2010.

Signature & Title

(a) Principal Executive Officer

/S/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

(b) Principal Financial Officer

/S/ CHARLES S. TODD
Charles S. Todd, Treasurer

(c) All of the Directors

T. Gibbs Kane, Jr., Director*

Harry Burn, III, Director*

Harry W. Clark, Director*

H. Williamson Ghriskey Jr., Director*

David Blair Kelso, Director*

John J. McCloy, II, Director*

By:	/S/ CHARLES S. TODD
Charles S. Todd, Attorney-in-fact*

*	Pursuant to powers of attorney filed on January 29, 2010.